Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Profit (loss) [abstract]
Gross revenue from sale of goods	$ 59,256	$ 4,934
Excise taxes	(11,914)
Net revenue from sale of goods	47,342	4,934
Ancillary revenue	199
Net revenue	47,541	4,934
Cost of goods sold	26,197	2,093
Gross margin before fair value adjustments	21,344	2,841
Fair value loss adjustment on sale of inventory	16,357	2,289
Fair value gain adjustment on biological assets	(38,856)	(7,340)
Adjustment to net realizable value of inventory		1,491
Impairment loss on inventory	16,918
Gross margin	26,925	6,400
Operating Expenses
General and administrative	45,947	9,374
Marketing and promotion	31,191	8,335
Stock-based compensation	28,008	4,997
Research and development	2,822
Depreciation of property, plant and equipment	1,747	896
Amortization of intangible assets	1,767	765
Total	111,482	24,367
Loss from operations	(84,557)	(17,966)
Revaluation of financial instruments loss	(3,730)	(5,091)
Share of loss from investment in associate and joint ventures	(2,964)
Loss on investment		(650)
Unrealized gain on convertible debenture receivable	1,737
Unrealized loss on investments	(315)
Realized loss on investments	(215)
Foreign exchange loss	(78)	(229)
Interest and financing expenses	(469)	(1,529)
Interest income	5,187	2,115
Net loss and comprehensive loss attributable to shareholders before tax recovery	(85,404)	(23,350)
Income tax recovery	3,840
Total net loss	$ (81,564)	$ (23,350)	[1]
Net loss per share, basic and diluted (in dollars per share)	$ (0.38)	$ (0.17)
Weighted average number of outstanding shares
Basic and diluted (in shares)	212,740,552	134,171,509

[1]	Restated